Stock Compensation Expense (Details Narrative) - USD ($)		6 Months Ended	9 Months Ended	12 Months Ended
	Apr. 12, 2022	Jun. 30, 2025	Dec. 31, 2023	Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrecognised expense		$ 60,000
Previously Reported [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrecognised expense				$ 33,000
Weighted average term				6 months
Vested options intrinsic value				$ 0
Stock issued during period, value, restricted stock award, gross				$ 3,873
Stock issued during period, shares, issued for services				472
New shares issued				$ 4,885,000
Previously Reported [Member] | General and Administrative Expense [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
New shares issued				$ 478,000
Previously Reported [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of warrant or right outstanding			384	351
New shares issued				$ 4,000
2022 Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares common stock authorized		1,667
Share base compensation issued shares		1,183
Number of shares available to issued		484
2022 Plan [Member] | Previously Reported [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares common stock authorized				1,500
Share base compensation issued shares				1,183
Number of shares available to issued				317
Sale of stock description	The maximum number of shares of common stock initially available for issuance under the plan was 1,167 shares of common stock and thereafter, beginning in 2023, an annual increase would occur as of the first day of the Company’s applicable fiscal equal to the lesser of: (i) five percent of the outstanding shares of common stock calculated on a fully diluted basis as of the end of the Company’s immediately preceding fiscal year; (ii) 167 shares; and (iii) a lesser amount as determined by the Company’s board of directors.
Share base compensation forfeited shares			238	33
Equity compensation			$ 110,000	$ 69,000